RESTATEMENT OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
(Increase) Decrease Deposits and Prepaid Expenses	$ 4,783,140	$ 10,893,566	$ 34,307,276	$ 7,374,355
Increase (Decrease) In Other Current Liabilities	2,606,191	(509,997)	3,330,443	833,667
Restatement Adjustment [Member]
(Increase) Decrease Deposits and Prepaid Expenses				8,874,285	[1]
Increase (Decrease) In Other Current Liabilities				22,409	[2]
Restatement Adjustment [Member] | Hyt [Member]
(Increase) Decrease Deposits and Prepaid Expenses				8,874,285
Increase (Decrease) In Other Current Liabilities				$ 22,409

[1]	HYT's deposits and prepaid expenses of $8,874,285 have been excluded from deposits and prepaid expenses.
[2]	HYT's accounts payable and accrued expenses of $22,409 have been excluded from deposits and prepaid expenses.